GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	5/21/2007
Collection Period Ended:	4/30/2007
Closing Date:	8/12/2004
Next Payment Date:	6/20/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Note Payment Detail

Class	CUSIP	Interest Rate	Original Face Value	Beginning Class Balance	Principal Payment Amount	Interest Payment Amount	Total	Ending Class Balance

A	36159LAD8	5.40000%	1,202,000,000.00	1,202,000,000.00	0.00	5,589,300.00	5,589,300.00	1,202,000,000.00

B	36159LAE6	5.61000%	38,000,000.00	38,000,000.00	0.00	183,571.67	183,571.67	38,000,000.00

C	36159LAF3	5.82000%	10,000,000.00	10,000,000.00	0.00	50,116.67	50,116.67	10,000,000.00
TOTALS			1,250,000,000.00	1,250,000,000.00	0.00	5,822,988.34	5,822,988.34	1,250,000,000.00

Beginning of Month Balance				9,281,988,714.65
New Volume				2,658,052,039.21
Principal Collections				2,798,735,586.65
Defaulted Amount				856,014.75
End of Month Balance				9,140,449,152.46
Annualized Yield				11.18%
Overconcentrations
Are there any Dealer Overconcentrations?	No
0.00
Are there any Manufacturer Overconcentrations?	No
0.00
Are there any Product Line Overconcentrations?	No
0.00
Collections		Total	Overconcentration
Principal Collections		2,798,735,586.65	0.00	2,798,735,586.65
Non Principal Collections		85,848,399.32	0.00	85,848,399.32
Total Collections		2,884,583,985.97	0.00	2,884,583,985.97
Defaults
Default Amount		856,014.75	0.00	856,014.75
Series Allocation Percentage				13.60%
Investor Default Amount				116,443.42
Charge-offs
Investor Charge-offs				0.00

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	5/21/2007
Collection Period Ended:	4/30/2007
Closing Date:	8/12/2004
Next Payment Date:	6/20/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Allocation of Available Non Principal Collections

	Series Allocation Percentage			13.60%
	Available Non Principal Collections Allocated to Series				11,677,930.71

Application of Available Non Principal Collections and Available Principal Collections

(a)	Available Non Principal Collections Allocated to Series				11,677,930.71
	(i)	(A)	Amount to Indenture Trustee		0.00
		(B)	Amount to Trustee		0.00
		(C)	Amount to Administrator		62.50
		(D)	Amount to Custodian		0.00

	(ii)	Noteholder Servicing Fee			2,104,376.67
		Unpaid Servicer Advances and interest thereon			0.00

	(iii)	Class A Monthly Interest			5,589,300.00
	(iv)	Class B Monthly Interest			183,571.67
	(v)	Class C Monthly Interest			50,116.67

	(vi)	Investor Default Amount (treated as Available Principal Collections)		116,443.42
		Required Deposit to Principal Account			116,443.42

	(vii)	Investor Charge-offs		0.00
		Reimbursement of Investor Charge-offs		0.00
		Unreimbursed Investor Charge-offs		0.00
		Reallocation Principal Collections		0.00
		Reimbursement of Reallocated Principal Collections		0.00
		Unreimbursed Reallocated Principal Collections		0.00
		Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections			0.00

	(viii)	Amount Required to be Deposited to the Reserve Account			0.00

	(ix)	Remaining Amounts due to:
		Indenture Trustee			0.00
		Trustee			0.00
		Administrator			0.00
		Custodian			0.00

	(x)	Amounts otherwise required to be Deposited to Principal Account			0.00

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	5/21/2007
Collection Period Ended:	4/30/2007
Closing Date:	8/12/2004
Next Payment Date:	6/20/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Excess Non Principal Collections for Series 2004-2	3,634,059.78
Excess Non Principal Collections for Series 2005-1	3,693,867.53
Excess Non Principal Collections for Series 2005-2	2,224,074.45
Excess Non Principal Collections for Series 2006-1	4,476,855.41
Excess Non Principal Collections for Series 2006-2	1,466,259.45
Excess Non Principal Collections for Series 2006-3	2,984,721.65
Excess Non Principal Collections for Series 2006-4	3,732,801.39
Excess Non Principal Collections for Series 2007-1	5,243,304.98
Total Excess Non Principal Collections	27,455,944.64

Non Principal Shortfalls for Series 2004-2	0.00
Non Principal Shortfalls for Series 2005-1	0.00
Non Principal Shortfalls for Series 2005-2	0.00
Non Principal Shortfalls for Series 2006-1	0.00
Non Principal Shortfalls for Series 2006-2	0.00
Non Principal Shortfalls for Series 2006-3	0.00
Non Principal Shortfalls for Series 2006-4	0.00
Non Principal Shortfalls for Series 2007-1	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2004-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2005-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-3	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2006-4	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2007-1	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00

Released to Transferor	27,455,944.64

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	5/21/2007
Collection Period Ended:	4/30/2007
Closing Date:	8/12/2004
Next Payment Date:	6/20/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

(b)	Revolving Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(x) of Indenture Supplement	0.00
	Available Principal Collections Treated as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

(c)	Controlled Accumulation Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(y) of Indenture Supplement	380,711,119.94
	Available Principal Collections Treated as Shared Principal Collections	380,827,563.36
	(i) Monthly Principal Deposited into the Principal Account	315,656,500.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	65,171,063.36

	Early Amortization Period
	Principal Collections Allocated to Series According to 4.3(b)(ii)(z) of Indenture Supplement	0.00
	(i) Monthly Principal Deposited into the Principal Account	0.00
	(ii) Monthly Principal Deposited to Distribution Account and paid to:
	Class A	0.00
	Class B	0.00
	Class C	0.00
	(iii) Amounts Remaining as Shared Principal Collections Applied According to Section 8.5 of Indenture	0.00

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	2,251,214,768.75
Aggregate Principal Shortfall for Principal Sharing Series	0.00

Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2004-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2005-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-3	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2006-4	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2007-1	0.00

Amount Deposited into the Excess Funding Account	0.00

Released to Transferor	2,251,214,768.75

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	5/21/2007
Collection Period Ended:	4/30/2007
Closing Date:	8/12/2004
Next Payment Date:	6/20/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Reserve Account (Series Level Account)
Beginning Reserve Account Amount	39,393,931.20
Required Reserve Account Amount
Required Reserve Account Percentage	3.12%
Note Principal Balance	1,250,000,000.00
Principal Overcollateralization Amount	12,626,000.00
Subtotal	1,262,626,000.00
Required Reserve Account Amount	39,393,931.20

Reserve Account Deficiency	0.00
Reserve Account Deposits	168,629.64
Reserve Account Withdrawals	168,629.64
Ending Reserve Account Amount	39,393,931.20

Non Principal Account (Series Level Account)
Beginning Balance	0.00
Deposits	5,822,988.34
Disbursements	5,822,988.34
Ending Balance	0.00

Principal Account (Series Level Account)
Beginning Balance	315,656,500.00
Deposits	315,656,500.00
Disbursements	0.00
Ending Balance	631,313,000.00

Free Equity Amount
Note Trust Principal Balance	9,140,449,152.46
Aggregate Collateral Amount for all Series of Notes	8,512,626,000.00
Free Equity Amount	627,823,152.46

Minimum Free Equity Percentage	3.00%
Outstanding Principal Balance	8,500,000,000.00
Minimum Free Equity Amount	255,000,000.00

Excess Funding Account (Trust Level Account)
Beginning Balance	0.00
Deposits	0.00
Disbursements	0.00
Ending Balance	0.00

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	5/21/2007
Collection Period Ended:	4/30/2007
Closing Date:	8/12/2004
Next Payment Date:	6/20/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Summary of Allocation of Collections
Total Principal Collections	2,798,735,586.65
Principal Collections Allocated to Series 2004-2	380,711,119.94
Principal Collections Allocated to Series 2005-1	376,904,087.14
Principal Collections Allocated to Series 2005-2	226,142,452.27
Principal Collections Allocated to Series 2006-1	452,284,904.56
Principal Collections Allocated to Series 2006-2	150,761,634.85
Principal Collections Allocated to Series 2006-3	301,523,269.71
Principal Collections Allocated to Series 2006-4	376,904,087.14
Principal Collections Allocated to Series 2007-1	301,523,269.71
Principal Collections Not Allocated to Any Series and Released to Transferor	231,980,761.33

Total Non Principal Collections	85,848,399.32
Non Principal Collections Allocated to Series 2004-2	11,677,930.71
Non Principal Collections Allocated to Series 2005-1	11,561,153.81
Non Principal Collections Allocated to Series 2005-2	6,936,692.27
Non Principal Collections Allocated to Series 2006-1	13,873,384.57
Non Principal Collections Allocated to Series 2006-2	4,624,461.52
Non Principal Collections Allocated to Series 2006-3	9,248,923.04
Non Principal Collections Allocated to Series 2006-4	11,561,153.81
Non Principal Collections Allocated to Series 2007-1	9,248,923.04
Non Principal Collections Not Allocated to Any Series and Released to Transferor	7,115,776.55

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	5/21/2007
Collection Period Ended:	4/30/2007
Closing Date:	8/12/2004
Next Payment Date:	6/20/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Performance

(1)	Are there any material modifications, extensions, or waivers to pool assets?			No

(2)	Are there any material breaches of pool of assets representations and warranties or covenants?			No

(3)	Are there any changes in criteria used to originate, acquire, or select new pool assets?			No

(4)	Has the master servicer made any Servicer Advances during the previous collection period?			No

(5)	Has an early amortization event occurred?			No

(6)	Have any Payment Rate Triggers been met?			No
	Average Monthly Payment Rates < 20%
	Current Monthly Payment Rate		30.15%
	Prior Monthly Payment Rate		28.36%
	Second Prior Monthly Payment Rate		23.39%
	3 Month Average Monthly Payment Rate		27.30%

(7)	Reserve Account balance < Reserve Account trigger			No
	Reserve Account balance		39,393,931.20
	(A) Required Reserve Account Percentage minus 0.25%		2.87
	times (B) Note Principal Balance & Principal Overcollaterization Amount		1,262,626,000.00
	Reserve Account trigger		36,237,366.20

(8)	The sum of all investments held in trust accounts of the Issuer > 50% of the assets of the Issuer			No

	Current Month	9.46%
	Prior Month	5.64%
	Second Prior Month	2.28%
	Third Prior Month	2.30%
	Fourth Prior Month	2.34%
	Fifth Prior Month	2.33%
				Yes
(9)	Have any new series been issued during the related monthly collection period?
	Series 2007-1 Asset Backed Securities

(10)	Have any account additions or account removals occurred during the related monthly collection period?			Yes

	Number of accounts added / (removed) 29

GE Dealer Floorplan Master Note Trust
2004-2

Payment Date:	5/21/2007
Collection Period Ended:	4/30/2007
Closing Date:	8/12/2004
Next Payment Date:	6/20/2007
Expected Principal Payment Date:	7/20/2007
Final Maturity Date:	7/20/2009

Delinquency
	Amount	Percentage of Total
Days Outstanding	(Dollars in Millions)	Receivables Outstanding
31 - 60	4.7	0.05%
61 - 90	3.0	0.03%
91 - 120	1.5	0.02%
121 - 150	1.1	0.01%
151 - 180	1.9	0.02%

*Total	12.3	0.13%

*Figures may not foot due to rounding